Deferred Tax Assets and Liabilities - Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Profit / (Loss)	$ (606)	$ (2,583)	$ 4,946
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	531	710
Profit / (Loss)	906	1,901
OCI Gain / (Loss)	(1,114)	(2,066)
Effect of translation	0	(14)
Deferred tax asset (liability), end of period	323	531	710
Deferred tax assets | Financial assets measured at fair value through OCI
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	2,058	4,124
Profit / (Loss)	0	0
OCI Gain / (Loss)	(1,114)	(2,066)
Effect of translation	0	0
Deferred tax asset (liability), end of period	944	2,058	4,124
Deferred tax assets | Financial assets at fair value through profit or loss
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	0	973
Profit / (Loss)		(973)
OCI Gain / (Loss)		0
Effect of translation		0
Deferred tax asset (liability), end of period		0	973
Deferred tax assets | Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	7,464	9,862
Profit / (Loss)	(3,064)	1,588
OCI Gain / (Loss)	0	0
Effect of translation	(2,515)	(3,986)
Deferred tax asset (liability), end of period	1,885	7,464	9,862
Deferred tax assets | Tax benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	497	699
Profit / (Loss)	(199)	(201)
OCI Gain / (Loss)	0	0
Effect of translation	0	(1)
Deferred tax asset (liability), end of period	298	497	699
Deferred tax assets | Leases
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	1,407	3,302
Profit / (Loss)	538	(1,895)
OCI Gain / (Loss)	0	0
Effect of translation	0	0
Deferred tax asset (liability), end of period	1,945	1,407	3,302
Deferred tax assets | Deferred tax offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(10,895)	(18,250)
Profit / (Loss)	3,631	3,382
OCI Gain / (Loss)	0	0
Effect of translation	2,515	3,973
Deferred tax asset (liability), end of period	(4,749)	(10,895)	(18,250)
Deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(204)	(899)
Profit / (Loss)	(300)	682
OCI Gain / (Loss)	0	0
Effect of translation	(36)	13
Deferred tax asset (liability), end of period	(540)	(204)	(899)
Deferred tax liabilities | Assets depreciation and amortization
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(421)	(987)
Profit / (Loss)	148	566
OCI Gain / (Loss)	0	0
Effect of translation	0	0
Deferred tax asset (liability), end of period	(273)	(421)	(987)
Deferred tax liabilities | Unrealized foreign exchange gains - P&L
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(8,854)	(13,876)
Profit / (Loss)	4,234	1,036
OCI Gain / (Loss)	0	0
Effect of translation	2,479	3,986
Deferred tax asset (liability), end of period	(2,141)	(8,854)	(13,876)
Deferred tax liabilities | Leases
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(1,684)	(3,851)
Profit / (Loss)	(1,100)	2,167
OCI Gain / (Loss)	0	0
Effect of translation	0	0
Deferred tax asset (liability), end of period	(2,784)	(1,684)	(3,851)
Deferred tax liabilities | Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(140)	(435)
Profit / (Loss)	49	295
OCI Gain / (Loss)	0	0
Effect of translation	0	0
Deferred tax asset (liability), end of period	(91)	(140)	(435)
Deferred tax liabilities | Deferred tax offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	10,895	18,250
Profit / (Loss)	(3,631)	(3,382)
OCI Gain / (Loss)	0	0
Effect of translation	(2,515)	(3,973)
Deferred tax asset (liability), end of period	$ 4,749	$ 10,895	$ 18,250